DEFERRED REVENUE (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED INCOME

	September 30, 2026	December 31, 2025
Deferred revenue, beginning	$209,749	$86,681
Revenue recognized	(235,766)	(90,781)
Unearned revenues received	153,109	223,426
Foreign exchange	1,855	(9,577)
	$128,947	$209,749
Current portion	$105,005	$165,237
Long-term portion	23,942	44,512
	$128,947	$209,749